PSF SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks — 97.9%
Aerospace & Defense — 2.2%
AAR Corp.*	29,044	$1,584,350
Ducommun, Inc.*	22,375	1,224,137
Kratos Defense & Security Solutions, Inc.*	51,615	695,770
Maxar Technologies, Inc.	27,100	1,383,726
Moog, Inc. (Class A Stock)	11,691	1,177,868
		6,065,851
Automobile Components — 0.9%
Adient PLC*(a)	44,649	1,828,823
American Axle & Manufacturing Holdings, Inc.*	94,413	737,366
		2,566,189
Banks — 15.5%
Amalgamated Financial Corp.	12,738	225,335
Ameris Bancorp	46,338	1,695,044
Associated Banc-Corp.(a)	89,583	1,610,702
Atlantic Union Bankshares Corp.(a)	44,531	1,560,812
Banner Corp.	36,914	2,007,014
Berkshire Hills Bancorp, Inc.	27,036	677,522
Community Bank System, Inc.	21,737	1,140,975
ConnectOne Bancorp, Inc.	53,224	941,000
CVB Financial Corp.(a)	74,954	1,250,233
Eastern Bankshares, Inc.	115,064	1,452,108
FB Financial Corp.	41,546	1,291,250
First Financial Bankshares, Inc.(a)	38,720	1,235,168
First Merchants Corp.	45,038	1,484,002
German American Bancorp, Inc.	24,222	808,288
Glacier Bancorp, Inc.(a)	34,706	1,457,999
Hancock Whitney Corp.	58,118	2,115,495
Heritage Financial Corp.	37,081	793,533
Home BancShares, Inc.(a)	71,064	1,542,799
Independent Bank Corp.	25,922	1,701,002
Independent Bank Group, Inc.	18,276	847,093
Lakeland Financial Corp.	26,056	1,632,148
NBT Bancorp, Inc.	25,735	867,527
OceanFirst Financial Corp.	65,065	1,202,401
Origin Bancorp, Inc.(a)	26,314	845,995
Pacific Premier Bancorp, Inc.	66,470	1,596,609
Pinnacle Financial Partners, Inc.	19,874	1,096,250
Renasant Corp.	50,861	1,555,329
SouthState Corp.(a)	29,281	2,086,564
Stock Yards Bancorp, Inc.	5,405	298,032
Towne Bank	46,306	1,234,055
TriCo Bancshares	32,742	1,361,740
United Community Banks, Inc.	78,062	2,195,104
Washington Federal, Inc.(a)	64,238	1,934,849
		43,743,977
Beverages — 0.9%
Primo Water Corp.	162,447	2,493,561
Biotechnology — 3.9%
Agios Pharmaceuticals, Inc.*(a)	39,525	907,889
Alkermes PLC*	37,225	1,049,373
Apellis Pharmaceuticals, Inc.*	5,947	392,264
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Arcus Biosciences, Inc.*	20,127	$367,116
Avidity Biosciences, Inc.*	29,525	453,209
Cytokinetics, Inc.*	20,515	721,923
Iovance Biotherapeutics, Inc.*	61,693	376,944
Kura Oncology, Inc.*(a)	29,242	357,630
Mersana Therapeutics, Inc.*	100,019	411,078
Myriad Genetics, Inc.*	55,111	1,280,229
REGENXBIO, Inc.*	21,427	405,185
Relay Therapeutics, Inc.*	44,054	725,569
REVOLUTION Medicines, Inc.*	32,736	709,062
Sage Therapeutics, Inc.*	30,797	1,292,242
Veracyte, Inc.*	42,111	939,075
Xencor, Inc.*	26,311	733,814
		11,122,602
Broadline Retail — 0.4%
Macy’s, Inc.	39,994	699,495
Ollie’s Bargain Outlet Holdings, Inc.*	7,213	417,921
		1,117,416
Building Products — 0.7%
AZZ, Inc.	21,031	867,318
Resideo Technologies, Inc.*	59,452	1,086,783
		1,954,101
Capital Markets — 1.0%
P10, Inc. (Class A Stock)(a)	47,607	481,307
Piper Sandler Cos.(a)	7,388	1,024,051
PJT Partners, Inc. (Class A Stock)	10,416	751,931
Stifel Financial Corp.	11,215	662,694
		2,919,983
Chemicals — 2.1%
Ashland, Inc.	22,139	2,273,896
Avient Corp.	51,513	2,120,275
Element Solutions, Inc.	51,838	1,000,992
HB Fuller Co.	6,915	473,332
		5,868,495
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	64,277	2,888,608
Deluxe Corp.	28,164	450,624
UniFirst Corp.	8,346	1,470,816
		4,810,048
Communications Equipment — 0.3%
Viavi Solutions, Inc.*	79,827	864,526
Construction & Engineering — 2.3%
Arcosa, Inc.	48,478	3,059,447
Dycom Industries, Inc.*(a)	6,553	613,688
Granite Construction, Inc.	25,613	1,052,182
MasTec, Inc.*	19,337	1,826,186
		6,551,503
Construction Materials — 0.6%
Summit Materials, Inc. (Class A Stock)*	55,780	1,589,172
A1

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.6%
FirstCash Holdings, Inc.	14,577	$1,390,209
LendingClub Corp.*	30,586	220,525
		1,610,734
Consumer Staples Distribution & Retail — 0.4%
SpartanNash Co.	13,456	333,709
United Natural Foods, Inc.*	27,700	729,895
		1,063,604
Containers & Packaging — 0.4%
O-I Glass, Inc.*	54,000	1,226,340
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.*	40,785	1,575,117
Diversified Telecommunication Services — 0.6%
Iridium Communications, Inc.	27,009	1,672,667
Electric Utilities — 2.2%
ALLETE, Inc.	34,507	2,221,215
IDACORP, Inc.	15,542	1,683,665
MGE Energy, Inc.	30,104	2,338,178
		6,243,058
Electronic Equipment, Instruments & Components — 3.3%
CTS Corp.	23,473	1,160,975
FARO Technologies, Inc.*	33,185	816,683
Itron, Inc.*	28,603	1,586,036
Knowles Corp.*	78,952	1,342,184
Rogers Corp.*	7,740	1,264,948
Sanmina Corp.*	33,628	2,050,972
TTM Technologies, Inc.*	89,701	1,210,066
		9,431,864
Energy Equipment & Services — 1.5%
NexTier Oilfield Solutions, Inc.*	139,211	1,106,727
Noble Corp. PLC*	38,413	1,516,161
Patterson-UTI Energy, Inc.	34,125	399,263
Tidewater, Inc.*	27,173	1,197,786
		4,219,937
Financial Services — 1.5%
Alerus Financial Corp.	8,700	139,635
MGIC Investment Corp.	149,812	2,010,477
NMI Holdings, Inc. (Class A Stock)*	49,445	1,104,107
Walker & Dunlop, Inc.	12,030	916,325
		4,170,544
Food Products — 2.4%
Hostess Brands, Inc.*	121,398	3,020,382
Simply Good Foods Co. (The)*	16,566	658,830
TreeHouse Foods, Inc.*	38,569	1,945,035
Utz Brands, Inc.(a)	68,903	1,134,832
		6,759,079
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	11,793	1,509,386
ONE Gas, Inc.(a)	30,644	2,427,924
		3,937,310
	Shares	Value
Common Stocks (continued)
Ground Transportation — 0.7%
ArcBest Corp.	7,877	$727,992
Saia, Inc.*	5,014	1,364,209
		2,092,201
Health Care Equipment & Supplies — 3.0%
Avanos Medical, Inc.*	52,293	1,555,194
CONMED Corp.(a)	12,129	1,259,718
Enovis Corp.*	26,769	1,431,874
LivaNova PLC*	20,142	877,788
NuVasive, Inc.*	30,092	1,243,100
QuidelOrtho Corp.*(a)	23,140	2,061,543
		8,429,217
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	13,970	1,009,333
NeoGenomics, Inc.*	119,040	2,072,486
Owens & Minor, Inc.*	20,705	301,258
		3,383,077
Health Care REITs — 1.4%
Physicians Realty Trust(a)	258,014	3,852,149
Health Care Technology — 0.7%
Health Catalyst, Inc.*	45,354	529,281
Veradigm, Inc.*	107,632	1,404,598
		1,933,879
Hotel & Resort REITs — 2.4%
Pebblebrook Hotel Trust(a)	120,066	1,685,727
RLJ Lodging Trust	225,558	2,390,915
Ryman Hospitality Properties, Inc.	31,073	2,788,180
		6,864,822
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp.	23,265	1,491,752
International Game Technology PLC	76,574	2,052,183
Krispy Kreme, Inc.(a)	48,240	750,132
Red Rock Resorts, Inc. (Class A Stock)(a)	23,284	1,037,768
SeaWorld Entertainment, Inc.*	24,927	1,528,274
		6,860,109
Household Durables — 1.9%
Century Communities, Inc.	22,134	1,414,806
Installed Building Products, Inc.(a)	8,776	1,000,727
Meritage Homes Corp.	25,625	2,991,975
		5,407,508
Independent Power & Renewable Electricity Producers — 0.4%
NextEra Energy Partners LP(a)	18,427	1,119,440
Industrial REITs — 2.3%
STAG Industrial, Inc.(a)	96,964	3,279,323
Terreno Realty Corp.	49,042	3,168,113
		6,447,436
Insurance — 2.9%
AMERISAFE, Inc.	13,381	655,000
CNO Financial Group, Inc.	57,928	1,285,422

A2

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Enstar Group Ltd.*	6,545	$1,517,066
Hanover Insurance Group, Inc. (The)	5,843	750,825
RLI Corp.	6,480	861,257
Selective Insurance Group, Inc.	32,645	3,112,048
		8,181,618
Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*	44,733	874,530
Leisure Products — 0.6%
Topgolf Callaway Brands Corp.*	72,206	1,561,094
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc.*(a)	69,464	804,393
Machinery — 4.9%
Columbus McKinnon Corp.	43,656	1,622,257
EnPro Industries, Inc.	17,866	1,856,099
ESCO Technologies, Inc.	26,249	2,505,467
Federal Signal Corp.	37,090	2,010,649
SPX Technologies, Inc.*	29,704	2,096,508
Standex International Corp.	14,608	1,788,604
Terex Corp.	42,682	2,064,955
		13,944,539
Media — 1.7%
Entravision Communications Corp. (Class A Stock)	125,241	757,708
iHeartMedia, Inc. (Class A Stock)*	35,447	138,243
John Wiley & Sons, Inc. (Class A Stock)	31,003	1,201,986
Nexstar Media Group, Inc.	7,811	1,348,647
TEGNA, Inc.	80,263	1,357,248
		4,803,832
Metals & Mining — 2.9%
ATI, Inc.*	54,129	2,135,930
Carpenter Technology Corp.	25,525	1,142,499
Commercial Metals Co.	44,653	2,183,532
Constellium SE*	86,651	1,324,027
Hecla Mining Co.	228,559	1,446,779
		8,232,767
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Ladder Capital Corp.	74,876	707,578
PennyMac Mortgage Investment Trust(a)	142,879	1,761,698
TPG RE Finance Trust, Inc.	161,267	1,170,799
		3,640,075
Oil, Gas & Consumable Fuels — 4.0%
DHT Holdings, Inc.	135,100	1,460,431
Golar LNG Ltd. (Cameroon)*	58,082	1,254,571
Green Plains, Inc.*(a)	22,775	705,797
Murphy Oil Corp.	55,991	2,070,547
PBF Energy, Inc. (Class A Stock)	25,158	1,090,851
Peabody Energy Corp.*(a)	23,289	596,199
Scorpio Tankers, Inc. (Monaco)	35,204	1,982,337
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Sitio Royalties Corp. (Class A Stock)(a)	54,912	$1,241,011
SM Energy Co.	33,815	952,231
		11,353,975
Passenger Airlines — 0.3%
Spirit Airlines, Inc.(a)	41,778	717,328
Professional Services — 3.1%
Alight, Inc. (Class A Stock)*	175,682	1,618,031
ASGN, Inc.*	21,561	1,782,448
First Advantage Corp.*	43,448	606,534
ICF International, Inc.	15,034	1,649,230
KBR, Inc.	55,321	3,045,421
		8,701,664
Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc.(a)	107,424	1,782,164
Retail REITs — 2.3%
Acadia Realty Trust	162,250	2,263,387
Agree Realty Corp.(a)	30,521	2,094,046
SITE Centers Corp.	179,390	2,202,909
		6,560,342
Semiconductors & Semiconductor Equipment — 1.7%
Cohu, Inc.*	52,201	2,003,997
MACOM Technology Solutions Holdings, Inc.*	19,323	1,368,841
Onto Innovation, Inc.*	9,435	829,148
Synaptics, Inc.*	5,161	573,645
		4,775,631
Software — 1.6%
JFrog Ltd. (Israel)*	47,567	937,070
LiveRamp Holdings, Inc.*	36,867	808,493
Smartsheet, Inc. (Class A Stock)*	24,429	1,167,706
Tenable Holdings, Inc.*	33,651	1,598,759
		4,512,028
Specialty Retail — 3.4%
Academy Sports & Outdoors, Inc.(a)	41,630	2,716,358
American Eagle Outfitters, Inc.	31,761	426,868
Asbury Automotive Group, Inc.*	7,311	1,535,310
Foot Locker, Inc.(a)	47,300	1,877,337
Group 1 Automotive, Inc.	11,571	2,619,906
Signet Jewelers Ltd.(a)	4,712	366,499
		9,542,278
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.*	32,605	1,532,435
Carter’s, Inc.(a)	11,426	821,758
		2,354,193
Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc.*	25,715	1,513,328
Herc Holdings, Inc.	11,478	1,307,344
		2,820,672

A3

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities — 0.4%
SJW Group	13,799	$1,050,518

Total Common Stocks (cost $251,919,295)		276,181,157
Exchange-Traded Fund — 1.5%
iShares Russell 2000 Value ETF(a)	30,110	4,125,672
(cost $4,134,739)

Total Long-Term Investments (cost $256,054,034)		280,306,829
Short-Term Investments — 15.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,228,087	2,228,087
PGIM Institutional Money Market Fund (cost $42,383,984; includes $42,228,469 of cash collateral for securities on loan)(b)(wa)	42,421,223	42,400,012

Total Short-Term Investments (cost $44,612,071)		44,628,099

TOTAL INVESTMENTS—115.2% (cost $300,666,105)		324,934,928

Liabilities in excess of other assets — (15.2)%		(42,921,508)

Net Assets — 100.0%		$282,013,420

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,032,256; cash collateral of $42,228,469 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4